UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
REVENUES	$ 178,345	$ 724,859
OPERATING EXPENSES
Selling and marketing	1,149,083	1,564,353
General and administrative - professional fees	390,503	735,314
General and administrative - compensation and related benefits	1,521,846	290,810
General and administrative - other	79,743	62,368
Impairment loss	0
Total Operating Expenses	3,141,175	2,652,845
LOSS FROM OPERATIONS	(2,962,830)	(1,927,986)
OTHER INCOME (EXPENSE)
Interest income	348,639	468,200
Other income (expense)	22,940	(6,464)
Total Other Income, net	371,579	461,736
LOSS BEFORE INCOME TAXES	(2,591,251)	(1,466,250)
INCOME TAXES	14,098	20,003
NET LOSS	(2,605,349)	(1,486,253)
LESS: NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTEREST	(1)
NET LOSS ATTRIBUTABLE TO TIAN RUIXIANG HOLDINGS LTD ORDINARY SHAREHOLDERS	$ (2,605,348)	$ (1,486,253)
NET LOSS PER ORDINARY SHARE ATTRIBUTABLE TO TIAN RUIXIANG HOLDINGS LTD ORDINARY SHAREHOLDERS:
Basic	$ (2.68)	$ (2.50)
Diluted	$ (2.68)	$ (2.50)
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING:
Basic	970,721	594,901
Diluted	970,721	594,901
COMPREHENSIVE LOSS:
NET LOSS	$ (2,605,349)	$ (1,486,253)
OTHER COMPREHENSIVE INCOME
Unrealized foreign currency translation gain	261,516	1,485,978
COMPREHENSIVE LOSS	(2,343,833)	(275)
LESS: COMPREHENSIVE INCOME ATTRIBUTABLE TO NON-CONTROLLING INTEREST	3	23
COMPREHENSIVE LOSS ATTRIBUTABLE TO TIAN RUIXIANG HOLDINGS LTD ORDINARY SHAREHOLDERS	$ (2,343,836)	$ (298)